TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Schedule of Percentage of Value of Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140 (app. $ 40)	12%
NIS 140 - NIS 500 (app. $ 40 - $ 144)	7%
More than NIS 500 (app.$ 144)	5%

Schedule of Deferred Tax Liabilities and Assets
	December 31,
	2014	2015
Deferred tax asset (liability):

Tax loss carry-forwards	$5,221	$5,593
Allowances for doubtful accounts and accruals for employee benefits	84	103
Intangible assets	96	81
Depreciation, accruals for interest and other	732	746

Deferred tax asset before valuation allowance	6,133	6,523
Goodwill and deferred tax	(888)	(834)
Valuation allowance	(5,299)	(6,369)

Deferred tax liability, net	$(54)	$(680)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
	Year ended December 31,
	2013	2014	2015

Income (loss) before taxes on income, net, as reported in the statements of operations from continuing operations	$1,768	$(1,636)	$(4,722)

Tax rates	25%	26.5%	26.5%

Theoretical tax expense (benefit)	$442	$(434)	$(1,251)

Decrease in taxes resulting from:

Non – deductible expenses	182	156	1,255
Loss and timing differences for which no deferred tax was provided	(252)	297	209
Tax adjustment in respect of different tax rate of subsidiaries	62	34	(49)
Changes in provision for uncertain tax positions	1	1	30

Taxes on income, net, as reported in the statements of operations	$435	$54	$194

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2013	2014	2015

Domestic	$1,561	$(1,785)	$(4,855)
Foreign	207	149	133

	$1,768	$(1,636)	$(4,722)

Schedule of Components of Income Taxes
	Year ended December 31,
	2013	2014	2015

Current taxes	$35	$29	$153
Deferred taxes	400	25	41

	$435	$54	$194

Foreign	$64	$45	$57
Domestic	$371	$9	$137

Reconciliation of Total Unrecognized Tax Benefits
	December 31,
	2014	2015

Balance as of beginning of the year	$101	$102
Additions based on tax positions taken during the current period	1	30

Balance at the end of the year	$102	$132